UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 225, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	July 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 96.82%

Air Courier Services - 1.04%
1,904	FedEx Corp.	$ 326,384

Air Transportation, Scheduled - 1.03%
7,302	Delta Air Lines, Inc.	323,771

Beverages - 2.14%
16,341	Coca-Cola Enterprises	671,288

Computer & Office Equipment - 1.71%
17,616	Hewlett Packard Co.	537,640

Computer Storage Devices - 1.75%
10,853	Seagate Technology Public Limited Co.	549,162

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.08%
2,957	Kimberly Clark Corp.	339,966

Crude Petroleum & Natural Gas - 2.96%
4,133	Anadarko Petroleum Corp.	307,289
3,927	EOG Resources, Inc.	303,125
4,524	Occidental Petroleum Corp.	317,585
		927,999
Electric & Other Services Combined - 1.43%
10,785	Public Service Enterprise Group, Inc.	449,411

Electric Services - 1.40%
7,775	American Electric Power Co., Inc.	439,832

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.95%
5,781	Emerson Electric Co.	299,167

Farm Machinery & Equipment - 1.15%
3,831	Deere & Co.	362,298

Fats & Oils - 1.03%
6,800	Archer Daniels Midland Co.	322,456

Fire, Marine & Casualty Insurance - 2.38%
7,049	The Travelers Companies, Inc.	748,040

Food & Kindred Products - 2.03%
7,299	Campbell Soup Co.	359,914
3,133	Mead Johnson Nutrition Co.	276,926
		636,840
General Industrial Machinery & Equipment - 0.96%
3,359	Illinois Tool Works, Inc.	300,530

Household Audio & Video Equipment - 1.70%
4,962	Harman International Industries, Inc.	534,209

Industrial Instruments For Measurement, Display & Control - 1.15%
3,936	Danaher Corp.	360,380

Life Insurance - 2.64%
14,852	MetLife, Inc.	827,850

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 3.21%
13,063	V.F. Corp.	1,007,027

Metalworking & Machinery & Equipment - 3.28%
17,000	Lincoln Electric Holdings, Inc.	1,029,350

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.04%
2,422	Edgewell Personal Care Co.	231,810
2,422	Energizer Holdings, Inc. *	93,271
		325,081
Motor Vehicles & Passenger Car Bodies - 2.06%
20,035	Ford Motor Co.	297,119
5,392	PACCAR, Inc.	349,617
		646,736
National Commercial Banks - 8.75%
54,264	KeyCorp.	805,278
8,258	PNC Financial Services Group, Inc.	810,770
25,000	U.S. Bancorp.	1,130,250
		2,746,298
Newspapers: Publishing or Publishing & Printing - 0.93%
19,895	News Corp. *	293,053

Oil & Gas Field Services, NEC - 2.26%
17,000	Halliburton Co.	710,430

Paints, Varnishes, Lacquers, Enamels & Applied Products - 1.34%
3,890	PPG Industries, Inc.	421,598

Paper Mills - 0.92%
6,002	International Paper Co.	287,316

Pharmaceutical Preparations - 6.95%
16,254	AbbVie, Inc.	1,137,942
7,951	Celgene Corp. *	1,043,569
		2,181,511
Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 1.28%
7,534	Sealed Air Corp.	400,583

Plastic Products, NEC - 1.14%
8,282	Newell Rubbermaid, Inc.	358,445

Public Building & Related Furniture - 0.95%
6,533	Johnson Controls, Inc.	297,643

Radiotelephone Communications - 1.90%
14,646	T-Mobile US, Inc. *	595,506

Retail-Auto & Home Supply Stores - 1.22%
2,193	Advanced Auto Parts, Inc.	382,043

Retail-Drug Stores & Proprietary Stores - 3.26%
11,353	Express Scripts Holding Co. *	1,022,565

Retail-Family Clothing Stores - 1.12%
5,038	TJX Companies, Inc.	351,753

Retail-Grocery Stores - 1.13%
9,026	Kroger Co.	354,180

Retail-Lumber & Other Building Matericals Dealers - 0.98%
4,439	Lowe's Companies, Inc.	307,889

Retail-Variety Stores - 3.24%
7,000	Costco Wholesale Crop.	1,017,100

Semiconductors & Related Devices - 6.17%
41,425	Micron Technology, Inc. *	766,777
55,970	ON Semiconductor Corp. *	594,401
11,545	Texas Instruments, Inc.	577,019
		1,938,197
Services-Amusement & Recreation Services - 1.06%
12,729	Live Nation Entertainment, Inc. *	333,754

Services-Business Services, NEC - 1.08%
1,233	Alliance Data Systems Corp. *	339,124

Services-Computer Integrated Systems Design - 2.23%
26,803	Mentor Graphics Corp.	699,290

Services-Personal Services - 3.17%
29,873	H&R Block, Inc.	994,472

Ship & Boat Building & Repairing - 1.15%
2,427	General Dynamics Corp.	361,890

Surgical & Medical Instruments & Apparatus - 3.35%
10,299	Stryker Corp.	1,053,279

Wholesale-Chemicals & Allied Products - 1.31%
3,606	Ashland, Inc.	412,238

Wholesale-Electronic Parts & Equipment, NEC - 1.83%
9,428	TE Connectivity, Ltd.	574,354

TOTAL FOR COMMON STOCKS (Cost $27,733,778) - 96.82%		30,399,928

LIMITED PARTNERSHIP - 1.99%
8,870	Magellan Midstream Partners L.P.	624,448

TOTAL FOR LIMITED PARTNERSHIPS (Cost $691,811) - 1.99%		624,448

SHORT TERM INVESTMENTS - 1.09%
343,189	Fidelity Money Market Portfolio Institutional Class 0.15% **	343,189

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $343,189) - 1.09%		343,189

TOTAL INVESTMENTS (Cost $28,768,778) - 99.90%		31,367,565

OTHER ASSETS LESS LIABILITIES (0.10%)		31,908

NET ASSETS - 100.00%		$ 31,399,473

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At July 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,768,778 amounted to $2,598,787, which consisted of aggregate gross unrealized appreciation of $3,386,552 and aggregate gross unrealized depreciation of $787,765.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 30,399,928	$ -	$ -	$ 30,399,928
Limited Partnerships	$ 624,448	$ -	$ -	$ 624,448
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	343,189	-	-	343,189
	$ 31,367,565	$ -	$ -	$ 31,367,565

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	July 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 5.84%

Aircraft Engines & Engine Parts - 0.15%
327	United Technologies Corp.	$ 32,801

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.16%
562	Ingersoll-Rand PLC. (Ireland)	34,507

Banks - 0.20%
445	The PNC Financial Services Group, Inc.	43,690

Beverages - 0.17%
459	Dr. Pepper Snapple Group, Inc.	36,821

Computer Storage Devices - 0.19%
837	NetApp, Inc.	26,073
258	SanDisk Corp.	15,555
		41,628
Crude Petroleum & Natural Gas - 0.08%
1,590	Vanguard Natural Resources, LLC	17,077

Electric Services - 0.31%
341	NextEra Energy, Inc.	35,873
514	Pinnacle West Capital Corp.	31,719
		67,592
Electric & Other Services Combined - 0.18%
145	Exelon Corp.	4,653
725	WEC Energy Group, Inc.	35,525
		40,178
Electromedical & Electrotherapeutic Apparatus - 0.14%
406	Medtronic, Inc. (Ireland)	31,826

Gaming, Lodging & Restaurants - 0.14%
370	Wyndham Worldwide Corp.	30,532

Hospital & Medical Service Plans - 0.20%
384	Aetna, Inc.	43,380

Household Appliances - 0.12%
145	Whirlpool Corp.	25,771

Life Insurance - 0.10%
404	MetLife, Inc.	22,519

Malt Beverages - 0.13%
414	Molson Coors Brewing Co. Class-B	29,452

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.18%
511	V.F. Corp.	39,393

Motor Vehicle Parts & Accessories - 0.16%
346	Lear Corp.	36,008

Natural Gas Distribution - 0.32%
654	Atmos Energy Corp.	36,166
635	WGL Holdings, Inc.	35,497
		71,663
Oil & Gas Field Services, NEC - 0.15%
800	Halliburton Co.	33,432

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.10%
218	Zimmer Holdings, Inc.	22,687

Plastic Materials, Synth Resin, Rubber, Cellulos (No Glass) - 0.31%
435	Eastman Chemical Co.	34,104
720	The Dow Chemical Co.	33,883
		67,987
Public Bldg & Related Furniture - 0.13%
619	Johnson Controls, Inc.	28,202

Railroads, Line-Haul Operating - 0.15%
334	Union Pacific Corp.	32,595

Retail-Apparel & Accessory Stores - 0.21%
1,464	Hanesbrands, Inc.	45,428

Retail-Drug Stores & Proprietary Stores - 0.18%
363	CVS Health Corp.	40,827

Retail-Family Clothing Stores - 0.15%
471	TJX Companies, Inc.	32,885

Retail-Grocery Stores - 0.22%
1,222	The Kroger Co.	47,951

Search, Detection, Navagation, Guidance, Aeronautical Systems - 0.16%
328	Raytheon Co.	35,782

Semi-Conductors & Related Devices - 0.18%
804	Broadcom Corp.	40,690

Services-Business Services - 0.21%
456	Accenture, Plc. Class-A (Ireland)	47,018

Services-Help Supply Services - 0.16%
400	Manpower Group, Inc.	36,192

State Commerical Banks - 0.18%
526	State Street Corp.	40,271

Surgical & Medical Instruments & Apparatus - 0.14%
206	3M Co.	31,176

Telephone Communciations (No Radio Telephone - 0.13%
1,447	Consolidated Communications Holdings, Inc.	28,839

Water Supply - 0.15%
623	American Water Works Co.	32,340

TOTAL FOR COMMON STOCKS (Cost $1,078,623) - 5.84%		1,289,140

CLOSED-END MUTUAL FUNDS - 1.50%
7,481	BlackRock Floating Rate Income Strategies Fund	100,171
8,407	BlackRock Limited Duration Income Trust Fund	126,693
9,690	Calamos Strategic Total Return Fund	104,943

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $340,427) - 1.50%		331,807

OPEN-END MUTUAL FUNDS - 1.27%
26,087	AQR Managed Futures Strategy Fund	280,435

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $300,000) - 1.27%		280,435

CORPORATE BONDS - 16.81%

Aerospace & Defense - 0.70%
150,000	L-3 Communications Corp., 3.95%, 11/15/2016	154,246

Automotive - 0.23%
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	51,100

Banking - 2.75%
65,000	BB&T Corp. 4.90%, 06/30/2017	68,564
250,000	Capital One, 1.65%, 02/15/2018	248,052
130,000	Fifth Third Bancorp 4.50%, 06/01/2018	137,931
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	102,179
50,000	Huntington National Bank 2.20%, 04/19/2019	49,795
		606,521
Design, Manufacturing & Distribution - 0.47%
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	104,650

Gaming, Lodging & Restaurants - 0.46%
100,000	Wyndham Worldwide Corp., 4.25%, 03/01/2022	100,899

Home & Office Products - 2.23%
283,000	Dr. Horton, Inc., 3.750%, 03/01/2019	287,599
200,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	205,500
		493,099
Institutional Financial Services - 0.91%
200,000	Morgan Stanley 1.2544%, 12/15/2015 **	200,097

Insurnace - 1.49%
250,000	American International Group, 4.875%, 06/01/2022	276,293
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	52,469
		328,762
Metals & Mining - 0.63%
150,000	Freeport-McMoran Copper & Gold, Inc., 2.375%, 03/15/2018	139,875

Oil, Gas & Coal - 5.07%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	206,211
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	161,254
100,000	Buckeye Partners L.P. 2.65% 11/15/2018	99,748
150,000	ConocoPhillips 5.75%, 02/01/2019	169,359
100,000	Devon Energy Corp., 6.30%, 01/15/2019	112,997
200,000	ONEOK Partners L.P. 3.25%, 2/01/2016	201,294
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	168,000
		1,118,863
Specialty Finance - 0.93%
200,000	Western Union Co., 3.35%, 05/22/2019	205,521

Telecom - 0.94%
200,000	Frontier Communications Corp., 8.50%, 04/15/2020	207,000

TOTAL FOR CORPORATE BONDS (Cost $3,854,593) - 16.81%		3,710,633

EXCHANGED TRADED FUNDS - 3.56%
10,141	iShares S&P US Preferred Stock Index Fund ETF	400,772
12,895	ProShares Short 7-10 Year Treasury ETF *	384,658

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $800,315) - 3.56%		785,430

LIMITED PARTNERSHIPS - 0.59%

Oil, Gas & Coal - 0.59%
625	Alliance Holdings GP L.P.	23,650
526	Energy Transfer Partners L.P.	26,931
858	Enterprise Products Partners L.P.	24,307
787	Global Partners L.P.	25,656
425	Magellan Midstream Partners L.P.	29,920

TOTAL FOR LIMITED PARTNERSHIPS (Cost $123,476) - 0.59%		130,464

MUNICIPAL BONDS - 7.37%
70,000	Delaware State Housing Authority 2.75%, 12/01/2041	70,211
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	260,025
100,000	King County WA School District #411, 1.293% 12/01/2018	100,628
175,000	Florida State Home Loan Corp., 5.05%, 07/01/2026	177,643
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	155,241
25,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	25,873
70,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	73,667
45,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	45,623
5,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	5,006
5,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	5,052
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,339
55,000	North Carolina State Housing 4.00%, 01/01/ 2034	55,979
150,000	North Carolina State Housing 4.65%, 07/01/2021	152,597
200,000	Pennsylvania St Higher Education FACS Auth Revenue, 4.00%, 06/15/2023	212,754
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	251,030
25,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	25,132

TOTAL FOR MUNICIPAL BONDS (Cost $1,629,252) - 7.37%		1,626,800

PREFERRED SECURITIES - 15.07%

Asset Management - 0.67%
6,000	Ladenburg Thalmann Financial Services Series A PFD 8%, 12/31/2049	148,500

Banking - 1.96%
4,000	BB&T Corp. PFD, 5.625%, 12/31/49	99,200
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	105,080
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 12/31/49 **	66,600
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	161,241
		432,121
Finance Services - 1.15%
4,800	KKR Financial Holdings LLC, PFD 7.375%, 12/31/49	126,864
4,750	Raymond James Financial, Inc., PFD 6.9%, 03/15/42	127,823
		254,687
Insurance - 3.64%
4,000	Aegon N.V. PFD 6.50%, 12/31/49	102,840
4,000	American Financial Group, Inc. PFD 7.00%, 09/30/2050	101,840
4,000	Amtrust Financial Services Class A PFD 6.75%, 12/31/49	100,840
4,000	Aviva PLC PFD 8.25%, 12/01/41	108,960
5,000	Endurance Specialty Holdings PFD 7.50%, 12/31/2049 (Bermuda)	131,600
5,500	Maiden Holdings North America Ltd. 8.25%, 06/15/41	146,575
4,000	PartnerRe Ltd. Series E 7.25%, 12/31/2049 (Bermuda)	110,440
		803,095
Real Estate - 4.61%
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/49	113,520
3,795	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/49	100,492
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	130,850
6,000	DuPont Fabros Tech Inc. PFD 7.875%, 12/31/49	152,580
7,000	First Potomac Realty Trust PFD 7.75%, 12/31/49	179,690
4,000	Hospitality Properties Trust PFD 7.000%, 12/31/49	105,000
4,000	LaSalle Hotel Properties PFD 7.50%, 12/31/2049	102,712
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	132,020
		1,016,864

Specialty Finance - 2.13%
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	165,685
3,907	American Capital Agency, 8%, 12/31/49	97,362
4,132	Annaly Capital Series C, 7.625%, 12/31/49	101,110
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	105,000
		469,157
Wireless Telecommunication Services - 0.92%
3,900	Qwest Corp. PFD 7.00%, 04/01/52	101,790
3,800	Qwest Corp. PFD 7.50%, 09/15/51	100,548
		202,338

TOTAL FOR PREFERRED SECURITIES (Cost $3,261,096) - 15.07%		3,326,762

REAL ESTATE INVESTMENT TRUSTS - 1.00%
384	Equity Residential	28,727
822	HCP, Inc.	31,762
477	Health Care REIT, Inc.	33,089
426	Home Properties, Inc.	31,396
923	National Retail Properties, Inc.	34,308
866	Omega Healthcare Investors, Inc.	31,401
843	Weingarten Realty Investors	29,657

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $188,497) - 1.00%		220,340

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 44.47%
250,000	Federal Farm Credit Bank 1.930%, 12/02/2019	250,984
400,000	Federal Farm Credit Bank 2.000%, 12/16/2019	401,436
250,000	Federal Farm Credit Bank 2.370%, 01/28/2022	247,577
325,000	Federal Farm Credit Bank 2.580%, 12/09/2021	326,199
300,000	Federal Farm Credit Bank 2.950%, 12/20/2024	300,023
350,000	Federal Farm Credit Bank 3.000%, 12/01/2023	350,917
300,000	Federal Farm Credit Bank 3.250%, 07/07/2025	300,363
350,000	Federal Farm Credit Bank 3.040%, 06/17/2024	351,996
300,000	Federal Farm Credit Bank 2.350% 06/15/2021	300,890
350,000	Federal Farm Credit Bank 3.000%, 02/10/2027	341,698
350,000	Federal Home Loans Banks 2.250%, 02/28/2025	350,414
400,000	Federal Home Loans Banks 1.000%, 01/30/2018	398,823
155,000	Federal Home Loans Banks 1.250%, 12/27/2019 **	154,494
250,000	Federal Home Loans Banks 1.000%, 02/27/2023 **	249,424
350,000	Federal Home Loans Banks 2.190%, 01/13/2022	345,902
250,000	Federal Home Loans Banks 2.37%, 06/10/2022	249,314
300,000	Federal Home Loans Banks 2.25%, 06/18/2025	300,799
400,000	Federal Home Loan Mortgage Credit 0.5%, 05/13/2016	400,409
300,000	Federal Home Loan Mortgage Credit 1.30%, 08/21/2018 **	299,565
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	153,050
200,000	Federal Home Loan Mortgage Credit 1.375%, 02/26/2019	200,795
3,093	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 **	3,262
29,808	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 **	30,018
7,730	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 **	7,808
5,261	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 **	5,300
13,246	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 **	13,588
171,090	Federal Home Loan Mortgage Credit Series 4280 Class AC CMO 2.25%, 02/15/2028	172,976
200,000	Federal Home Loan Mortgage Credit 0.875%, 03/07/2018	199,452
350,000	Federal National Mortgage Association 2.23%, 12/06/2022	341,819
325,000	Federal National Mortgage Association 3.00%, 03/20/2028	326,077
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	162,840
33,000	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024 **	33,106
64,483	Federal National Mortgage Association Pool #462285 2.386%, 06/01/2036 **	66,662
18,318	Federal National Mortgage Association Pool #551037 3.867%, 11/01/2020 **	18,742
52,181	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036 **	55,775
9,233	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034 **	9,725
55,786	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036 **	59,206
70,784	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038 **	75,537
6,888	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038 **	7,358
144,106	FNA 2013-M9 ASQ2 1.8248%, 06/25/2018	145,856
159,928	FNR 2013-41 Class AE CMO 2.00%	160,768
138,584	FNR 2013-124 Class BD CMO 2.50%	141,943
335,388	FNR 4447 PA MTGE 3.00%, 12/15/2044	349,944
14,705	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022 **	15,261
50,347	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023 **	51,950
8,484	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023 **	8,827
8,594	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023 **	8,944
30,551	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 **	31,708
6,045	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024 **	6,273
6,825	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024 **	7,077
3,139	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024 **	3,258
6,819	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024 **	7,051
5,544	Government National Mortgage Association Pool #008502 1.625%, 09/20/2024 **	5,767
9,408	Government National Mortgage Association Pool #008503 1.625%, 09/20/2024 **	9,790
7,258	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 **	7,510
11,115	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 **	11,475
27,009	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025 **	27,838
6,533	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 **	6,797
22,033	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 **	23,073
50,483	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 **	52,573
57,931	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032 **	60,113
6,722	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032 **	6,975
81,791	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 **	84,961
38,720	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036 **	40,293
71,059	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 **	73,859
527	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	529
1,680	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	1,832
608	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	611
408	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	448
1,762	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,011
1,334	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,345
1,014	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,157
14,426	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	16,076
222,375	Government National Mortgage Association Series 2012-047 CL VA 3.500%	236,662
100,977	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	102,849
125,000	United States Treasury Note Bond 2.375%, 07/31/2017	129,180
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	108,180

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $9,831,737) - 44.47%		9,815,087

SHORT-TERM INVESTMENTS - 1.51%
333,236	Fidelity Money Market Portfolio Institutional Class 0.01% **	333,236

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $333,236) - 1.51%		333,236

TOTAL INVESTMENTS (Cost $21,681,251) - 98.99%		21,850,134

OTHER ASSETS LESS LIABILITIES - 1.01%		223,071

NET ASSETS - 100.00%		$ 22,073,205

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2015.
***Adjustable rate security; the coupon rate shown represents the yield at July 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At July 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,681,251 amounted to $287,904, which consisted of aggregate gross unrealized appreciation of  $499,307 and aggregate gross unrealized depreciation of $211,403.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 1,289,140	$ -	$ -	$ 1,289,140
Closed-End Mutual Funds	331,807	-	-	331,807
Corporate Bonds	-	3,710,633	-	3,710,633
Exchange Traded Funds	785,430	-	-	785,430
Limited Partnerships	130,464	-	-	130,464
Municipal Bonds	-	1,626,800	-	1,626,800
Preferred Securities	3,326,762	-	-	3,326,762
Open-End Mutual Funds	280,435	-	-	280,435
Real Estate Investment Trusts	220,340	-	-	220,340
U.S. Government Agencies and Obligations	-	9,815,087	-	9,815,087
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	333,236	-	-	333,236
	$ 6,697,614	$15,152,520	$ -	$ 21,850,134

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	July 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 89.38%

Air Transportation, Scheduled - 4.46%
60,000	Grupo Aeromexico SAB de CV (Mexico)	$ 94,241
14,000	Latam Airlines Group SA ADR *	86,800
		181,041
Aircrafts - 1.72%
2,500	Embraer SA (Brazil)	69,625

Airports, Flying Fields & Airport Terminal Services - 4.40%
2,000	Grupo Aeroportuario del Centro Norte, SAB de CV ADR	88,700
600	Grupo Aeroportuario del Sureste, SAB de CV ADR	89,766
		178,466
Basic & Diversified Chemicals - 4.54%
50,000	Alfa, SAB de CV (Mexico)	99,355
29,000	Mexichem SAB de CV (Mexico)	84,927
		184,282
Beverages - 1.96%
14,000	Ambev SA	79,520

Bottled & Canned Soft Drinks & Carbonated Waters - 3.72%
800	Coca Cola Femsa SA de C.V.	60,440
1,000	Fomento Economico ADR	90,640
		151,080
Cement, Hydraulic - 2.21%
10,575	CEMEX, SAB de CV (Mexico)	89,885

Commercial Banks, NEC - 12.05%
1,247	Banco de Chile ADR	77,728
10,680	Banco Bradesco ADR	84,799
1,500	Bancolombia SA ADR	57,900
17,000	Banregio Grupo Financiero	97,449
600	Creditcorp Ltd.	79,140
17,500	Grupo Financiero Banorte SAB de CV	92,094
		489,110
Crude Petroleum & Natural Gas - 1.42%
8,500	Petroleo Brasileiro SA ADR Class A *	57,800

Diversified Finance Services - 3.36%
30,000	Credito Real SAB de CV *	68,624
30,000	Unifin Financiera Sapi de CV *	67,786
		136,410
Electric Services - 6.25%
11,311	Comp Energetica de Minas Gerai ADR	31,105
5,159	CPFL Energia SA ADR	57,935
1,800	Empresa Nacional de Electricid ADR	74,070
6,000	Enersis SA ADR	90,660
		253,770
Food Manufacturing - 5.02%
8,500	Gruma SAB de CV (Mexico)	111,359
40,000	Grupo Lala SAB de CV (Mexico)	92,541
		203,900
Gold & Silver Ores - 1.40%
8,000	Compania de Minas Buenaventura Series B ADR	56,960

Heavy Construction Other Than Building Construction-Contractors - 2.50%
8,800	Promortora y Operadora de Infraestructura SAB de C.V. *	101,309

Industrial Inorganic Chemicals - 1.11%
4,000	Ecopetrol SA ADR	45,160

Meat Packing Plants - 2.06%
4,000	BRF-Brasil Foods S.A. ADR	83,640

Metal Mining - 6.66%
35,000	Grupo Mexico SAB de CV (Mexico)	95,699
3,000	Southern Copper Corp.	83,580
17,300	Vale SA ADR	90,998
		270,277
Natural Gas Distribution - 3.68%
18,000	Ienova (Mexico)	87,900
3,000	Ultrapar Holdings, Inc. (Brazil)	61,500
		149,400
Real Estate - 1.86%
45,000	Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	75,652

Retail-Bakery Products - 2.25%
34,000	Grupo Bimbo SAB de CV (Mexico)	91,214

Retail-Department Stores - 2.54%
8,800	El Puerto de Liverpool SA (Mexico)	102,996

State Commercial Banks - 2.35%
11,000	Itau Unibanco Holding S.A. ADR	95,480

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.00%
23,400	Gerdau S.A. ADR	40,482

Sugar & Confectionery Products - 1.15%
9,900	Cosan, Ltd. Class-A (Brazil)	46,530

Telephone Communications (No Radio Telephone) - 5.36%
4,700	America Movil SAB de CV ADR	91,086
4,900	Telefonica Brasil SA ADR	63,798
4,600	Tim Participacoes SA ADR	62,606
		217,490
Television Broadcasting Stations - 2.15%
2,500	Grupo Televisa S.A. ADR	87,150

Wholesale-Beer, Wine & Distilled Alcholic Beverages - 2.21%
2,800	Vina Concha Y Toro S.A.VCO ADR	89,684

TOTAL FOR COMMON STOCKS (Cost $4,782,119) - 89.38%		3,628,313

EXCHANGE TRADED FUNDS - 2.90%
4,900	Global X InterBolsa FTSE Colombia	47,628
2,600	iShares MSCI All Peru Capped Index Fund	70,018

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $205,708) - 2.90%		117,646

REAL ESTATE INVESTMENT TRUSTS - 4.15%
33,000	Fibra Uno Admistraction SA	79,254
60,000	Macquarie Mexico Real Estate Management S.A. de C.V.	89,065

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $231,918) - 4.15%		168,319

SHORT TERM INVESTMENTS - 3.15%
128,012	Fidelity Money Market Portfolio Institutional Class 0.15% **	128,012

TOTAL FOR SHORT TERM INVESTMENTS (Cost $128,012) - 3.15%		128,012

TOTAL INVESTMENTS (Cost $5,347,757) - 99.58%		4,042,290

OTHER ASSETS LESS LIABILITIES - 0.42%		17,127

NET ASSETS - 100.00%		$ 4,059,417

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2015.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Latin America Fund
1. SECURITY TRANSACTIONS

At July 31, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,347,757 amounted to $,1305,467, which consisted of aggregate gross unrealized appreciation of  $232,636 and aggregate gross unrealized depreciation of $1,538,103.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 3,628,313	$ -	$ -	$ 3,628,313
Exchange Traded Funds	117,646	-	-	117,646
Real Estate Investment Trusts	168,319			168,319
Short Term Investments	128,012	-	-	128,012
	$ 4,042,290	$ -	$ -	$ 4,042,290

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 24, 2015

By (Signature and Title)

*

/s/Nancy P. Benson

Nancy P. Benson, Treasurer

Date: September 24, 2015

* Print the name and title of each signing officer under his or her signature.